SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING
Schedule of components of the Group's net revenues
	For the years ended December 31,
	2012	2013	2014

Apparel	$80,274	$86,459	$138,570
Other general merchandise	119,736	205,958	243,837
Total net revenues	$200,010	$292,417	$382,407

Summary of Group's total net revenues generated in different geographic locations and as a percentage of total net revenues

	For the years ended December 31,
	2012		2013		2014
	Revenues	%	Revenues	%	Revenues	%

Europe	$101,424	50.7	$182,958	62.5	239,176	62.5
North America	47,985	24.0	54,858	18.8	81,675	21.4
Other countries	50,601	25.3	54,601	18.7	61,556	16.1
Total net revenues	$200,010	100	$292,417	100	382,407	100